UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter F. Palmedo
Title:    President of Sun Valley Gold Corporation, the Managing Member
Phone:    208-726-2399


Signature, Place and Date of Signing:


/s/ Peter F. Palmedo            Sun Valley, Idaho               05/11/05
-----------------------     ------------------------       ------------------
       [Signature]             [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $161,086
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NONE

                                                        SUN VALLEY GOLD LLC
                                                          1ST QUARTER 2005
                                                       13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4           COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8
                                 TITLE                       VALUE   SHRS OR   SH/ PUT/  INVSTMNT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETN    MGRS  SOLE       SHARED    NONE
--------------                   --------      -----      --------   -------   --- ----  --------    ----  ----       ------    ----
Apex Silver Mines Ltd.        ORD              G04074103      889     55,500   SH         SOLE               55,500
Aurizon Mines Ltd.            COM              05155P106    3,548  3,408,600   SH         SOLE            3,408,600
Bema Gold Corp.               COM              08135F107      315    117,500   SH         SOLE              117,500
Compania De Minas Buenaventu  SPONSORED ADR    204448104    3,227    141,665   SH         SOLE              141,665
Cambior Inc.                  COM              13201L103    3,542  1,618,450   SH         SOLE            1,618,450
Coeur D Alene Mines Corp IDA  COM              192108108       40     10,900   SH         SOLE               10,900
Crystallex Intl Corp.         COM              22942F101      108     30,785   SH         SOLE               30,785
Cumberland Res. Ltd.          COM              23077r100    3,136  2,372,100   SH         SOLE            2,372,100
DRDGold Ltd.                  SPONSORED ADR    26152h103       78     84,407   SH         SOLE               84,407
Freeport-McMoran Copper & GO  CL B             35671D857    2,013     50,828   SH         SOLE               50,828
Glamis Gold                   COM              376775102    1,682    107,760   SH         SOLE              107,760
Gold Reserve INC              CL A             38068N108    1,302    328,400   SH         SOLE              328,400
Goldcorp INC NEW              COM              380956409    2,614    183,985   SH         SOLE              183,985
Golden Star Resources
   Ltd.CDA                    COM              38119T104    3,215  1,120,360   SH         SOLE            1,120,360
Harmony Gold Mining LTD       SPONSORED ADR    413216300    4,874    624,857   SH         SOLE              624,857
Hecla MNG Co.                 COM              422704106    3,031    553,100   SH         SOLE              553,100
Iamgold CORP                  COM              450913108      769    125,000   SH         SOLE              125,000
Kinross Gold CORP             COM NO PAR       496902404    2,877    479,500   SH         SOLE              479,500
Meridian Gold INC             COM              589975101    3,551    210,863   SH         SOLE              210,863
Metallica Res INC             COM              59125J104    1,749  1,331,100   SH         SOLE            1,331,100
Minefinders LTD               COM              602900102    5,707    853,800   SH         SOLE              853,800
Miramar Mining CORP           COM              60466E100    2,912  2,690,800   SH         SOLE            2,690,800
Newmont Mining CORP           COM              651639106    3,228     76,400   SH         SOLE               76,400
Pan American Silver Corp      COM              697900108    1,470     92,700   SH         SOLE               92,700
Placer Dome, Inc.             COM              725906101    7,621    469,850   SH         SOLE              469,850
Queenstake Res Ltd. Yukon     COM              748314101      548  2,502,000   SH         SOLE            2,502,000
Randgold Res Ltd.             ADR              752344309    4,234    342,593   SH         SOLE              342,593
Yamana Gold Inc.              COM              98462Y100      920    277,100   SH         SOLE              277,100
Meridian Gold                 COM              589975101    4,210      2,500   SH  PUT    SOLE                2,500
Yamana Gold Inc               W EXP 07/31/200  98462Y118    2,728  1,241,133   SH         SOLE            1,241,133
Arch Coal Inc                 COM              039380100    3,604     83,800   SH         SHARED-OTHER                  83,800
BHP Billiton Ltd.             SPONSORED ADR    088606108    2,493     89,100   SH         SHARED-OTHER                  89,100
Bema Gold Corp                COM              08135F107      357    133,100   SH         SHARED-OTHER                 133,100
Brush Engineered Matls Inc    COM              117421107    1,530     80,400   SH         SHARED-OTHER                  80,400
Cambior Inc.                  COM              13201L103    4,489  2,042,620   SH         SHARED-OTHER               2,042,620
Cameco Corp.                  COM              13321L108    6,156    139,100   SH         SHARED-OTHER                 139,100
Coeur D Alene Mines Corp IDA  COM              192108108        0         15   SH         SHARED-OTHER                      15
Cleaveland Cliffs             COM              185896107    1,982     27,200   SH         SHARED-OTHER                  27,200
Consol Energy Corp.           COM              2085P109     2,903     61,737   SH         SHARED-OTHER                  61,737
Crystallex Intl Corp          COM              22942F101    4,217  1,201,300   SH         SHARED-OTHER               1,201,300
Freeport-McMoran Copper & GO  CL B             35671D857    7,930    200,200   SH         SHARED-OTHER                 200,200
Gammon Lake Resources         COM              364915108    4,589    787,200   SH         SHARED-OTHER                 787,200
Goldcorp Inc. NEW             COM              380956409    2,524    177,625   SH         SHARED-OTHER                 177,625
Hecla Mining                  COM              422704106    1,513    276,100   SH         SHARED-OTHER                 276,100
Ivanhoe Mines LTD             COM              46579N103    4,257    566,182   SH         SHARED-OTHER                 566,182
Minefinders LTD               COM              602900102    1,019    152,500   SH         SHARED-OTHER                 152,500
Miramar Mining                COM              60466E100    2,521  2,449,039   SH         SHARED-OTHER               2,449,039
Northern Orion RES INC.       COM              665575106    2,317    798,900   SH         SHARED-OTHER                 798,900
Pan American Silver Corp      COM              697900108    2,403    151,500   SH         SHARED-OTHER                 151,500
Peabody Energy Corp.          COM              704549104    3,662     79,000   SH         SHARED-OTHER                  79,000
Phelps Dodge Corp.            COM              717265102    5,426     53,340   SH         SHARED-OTHER                  53,340
Placer Dome, Inc.             COM              725906101    4,631    285,500   SH         SHARED-OTHER                 285,500
Queenstake Res Ltd. Yukon     COM              748314101      328  1,500,000   SH         SHARED-OTHER               1,500,000
Randgold Resources Ltd.       ADR              752344309    3,265    264,131   SH         SHARED-OTHER                 264,131
Rio Narcea Gold Mines Inc.    COM              766909105    2,823  1,667,000   SH         SHARED-OTHER               1,667,000
Southern Peru Copper Corp.    COM              843611104    1,009     18,200   SH         SHARED-OTHER                  18,200
Titanium Metals Corporation   COM NEW          888339207    2,138     59,390   SH         SHARED-OTHER                  59,390
Valence Technology            COM              918914102    1,338    435,792   SH         SHARED-OTHER                 435,792
Western Silver Corp           COM              959531104      477     52,200   SH         SHARED-OTHER                  52,200
Yamana Gold Inc.              COM              98462Y100    3,046    917,225   SH         SHARED-OTHER                 917,225
                                               TOTAL      161,086

00964.0003 #567971